Other Financial Assets at Amortised Cost - Parent (Details)	12 Months Ended
Dec. 31, 2021
Santander UK Group Holdings plc | Later than ten years
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Investments maturity period	10 years